RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5: RELATED PARTY TRANSACTIONS

Lease Transactions with Silver Falcon

On October 11, 2007, we entered into a lease agreement with Silver Falcon, under which we leased our owned and leased acreage on War Eagle Mountain, Idaho to Silver Falcon. Silver Falcon is responsible for all mining activities on our land, and we are entitled to annual lease payments of $1,000,000 per year payable monthly, a non accountable expense allowance of $10,000 per month for any month in which ore is mined from our property, and a net royalty of 15% from any proceeds payable to Silver Falcon by the refiner of ore produced from tailing piles on the premises or through shafts or adits located on the premises. The lease initially provided that lease payments must commence April 1, 2008. Because Silver Falcon has been unable to commence operations according to its original schedule, we have agreed to extend the commencement date several times, to January 1, 2012.

In the first quarter of 2011, we amended the above-described lease with Silver Falcon.  The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. Silver Falcon remains remain obligated to pay any royalties or the non-accountable fee that accrues during the deferral period.  Several of our officers and directors were also officers and directors of Silver Falcon. It is the intention of the company to enforce collection of all amounts owing under the lease, however, due to the uncertainty of collection, no amounts have been included in the current year's financial statements. As at November 30, 2015 there were no common officers or directors between the two companies

Loan Transactions with Silver Falcon

From time to time, we have borrowed money from Silver Falcon, and Silver Falcon has borrowed money from us. All amounts have been written off.